Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Operating expenses:
Research and development	$ 10,328	$ 16,884	$ 51,656	$ 46,406
General and administrative	7,082	4,484	16,537	12,937
Total operating expenses	17,410	21,368	68,193	59,343
Loss from operations	(17,410)	(21,368)	(68,193)	(59,343)
Other income (expense):
Interest income	1,183	1,804	4,014	4,236
Other expense:	(10)	1	(19)	(1)
Total other income	1,173	1,805	3,995	4,235
Net loss	(16,237)	(19,563)	(64,198)	(55,108)
Comprehensive loss:
Net loss	(16,237)	(19,563)	(64,198)	(55,108)
Other comprehensive loss:
Unrealized (loss) gain on securities	307	(22)	(13)	243
Comprehensive loss	$ (15,930)	$ (19,585)	$ (64,211)	$ (54,865)
Net loss per share, basic	$ (0.56)	$ (0.71)	$ (2.25)	$ (2.13)
Net loss per share, diluted	$ (0.56)	$ (0.71)	$ (2.25)	$ (2.13)
Weighted-average shares of common stock outstanding, basic	28,863,327	27,640,542	28,572,338	25,872,118
Weighted-average shares of common stock outstanding, diluted	28,863,327	27,640,542	28,572,338	25,872,118